Finance Assets, Net (Schedule Of Credit Quality Of Investments In Finance Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total	$ 3,786	$ 4,704
"AAA/Aaa" To "A-/A3" [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total	1,570	2,343
"BBB+/Baa1" To "BBB-/Baa3" [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total	1,080	1,148
"BB+/Ba1" And Lower [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total	$ 1,136	$ 1,213